Operating segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Interest income	R$ 5,139,213	R$ 4,549,827	R$ 2,802,658
Interest expense	(3,311,638)	(2,887,573)	(1,972,850)
Income from securities and derivatives	2,629,170	1,634,543	1,605,401
Net interest income and income from securities, derivatives and foreign exchange	4,456,744	3,296,797	2,435,209
Net revenues from services and commissions	1,753,280	1,304,382	968,039
Expenses from services and commissions	(143,430)	(135,582)	(129,233)
Other revenue	333,571	286,979	288,682
Revenues	6,400,165	4,752,576	3,562,697
Impairment losses on financial assets	(1,799,452)	(1,541,584)	(1,083,237)
Administrative expenses	1,769,055	1,461,348	1,494,484
Personal expense	(937,761)	(790,739)	(733,605)
Tax expense other than income tax expense	(477,037)	(326,584)	(248,588)
Depreciation and amortization	(208,829)	(160,440)	(163,972)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(2,480)	(32,040)	(17,384)
Profit before income tax	1,205,550	439,841	(178,573)
Tax expense (income)	232,709	87,581	(164,494)
Profit (loss)	972,841	352,260	(14,079)
Total assets	76,458,430	60,351,797
Total liabilities	67,386,123	52,755,107
Total shareholders equity	9,072,307	7,596,691	7,089,104	R$ 8,449,784
Total of reportable segments
Disclosure of operating segments [line items]
Interest income	5,079,654	4,557,952	2,722,889
Interest expense	(3,372,757)	(2,899,428)	(1,920,439)
Income from securities and derivatives	2,641,206	1,642,438	1,679,204
Net interest income and income from securities, derivatives and foreign exchange	4,348,103	3,300,962	2,481,654
Net revenues from services and commissions	1,747,122	1,296,934	960,642
Expenses from services and commissions	(143,420)	(135,558)	(123,878)
Other revenue	461,059	461,748	532,225
Revenues	6,412,864	4,924,086	3,850,643
Impairment losses on financial assets	(1,797,731)	(1,540,310)	(1,082,683)
Administrative expenses	1,745,315	1,443,314	1,479,305
Personal expense	(881,562)	(768,867)	(728,012)
Tax expense other than income tax expense	(401,480)	(312,806)	(248,588)
Depreciation and amortization	(208,519)	(160,239)	(163,851)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(2,480)	(32,040)	(17,384)
Profit before income tax	1,375,777	666,510	130,820
Tax expense (income)	239,652	86,907	(144,417)
Profit (loss)	1,136,125	579,603	275,237
Total assets	76,929,764	61,221,761	47,577,490
Total liabilities	68,467,224	53,066,332	40,010,278
Total shareholders equity	8,462,540	8,155,429	7,567,212
Banking segment
Disclosure of operating segments [line items]
Interest income	4,985,979	4,500,962	2,717,951
Interest expense	(3,360,985)	(2,868,962)	(1,903,112)
Income from securities and derivatives	2,510,861	1,554,592	1,635,486
Net interest income and income from securities, derivatives and foreign exchange	4,135,855	3,186,592	2,450,325
Net revenues from services and commissions	1,236,722	919,740	499,708
Expenses from services and commissions	(73,881)	(135,301)	(123,873)
Other revenue	348,005	367,995	401,401
Revenues	5,646,701	4,339,026	3,227,561
Impairment losses on financial assets	(1,797,731)	(1,534,297)	(1,083,538)
Administrative expenses	1,606,421	1,266,642	1,366,394
Personal expense	(732,862)	(641,813)	(685,072)
Tax expense other than income tax expense	(306,839)	(249,029)	(206,239)
Depreciation and amortization	(190,890)	(145,077)	(155,840)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(2,480)	(32,040)	(17,384)
Profit before income tax	1,009,478	470,128	(286,906)
Tax expense (income)	82,444	6,950	(249,311)
Profit (loss)	927,034	463,178	(37,595)
Total assets	75,189,468	60,102,556	46,473,673
Total liabilities	67,353,349	52,501,608	39,353,463
Total shareholders equity	7,836,119	7,600,948	7,120,210
Investments
Disclosure of operating segments [line items]
Interest income	11,400	17,915	4,901
Interest expense	(11,772)	(30,466)	(17,228)
Income from securities and derivatives	92,745	51,302	25,075
Net interest income and income from securities, derivatives and foreign exchange	92,373	38,751	12,748
Net revenues from services and commissions	135,281	100,379	87,078
Expenses from services and commissions	0	(253)	(1)
Other revenue	28,027	18,444	25,349
Revenues	255,681	157,321	125,174
Impairment losses on financial assets	0	0	855
Administrative expenses	73,573	69,331	39,513
Personal expense	(75,396)	(70,498)	(15,575)
Tax expense other than income tax expense	(17,538)	(12,917)	(8,719)
Depreciation and amortization	(6,123)	(5,022)	(2,780)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	0	0	0
Profit before income tax	83,051	(447)	59,442
Tax expense (income)	26,049	(3,046)	17,052
Profit (loss)	57,002	2,599	42,390
Total assets	834,510	570,182	464,654
Total liabilities	407,083	326,926	380,246
Total shareholders equity	427,427	243,256	84,408
Insurance brokerage segment
Disclosure of operating segments [line items]
Interest income	0	0	26
Interest expense	0	0	(99)
Income from securities and derivatives	4,165	2,083	1,330
Net interest income and income from securities, derivatives and foreign exchange	4,165	2,083	1,257
Net revenues from services and commissions	196,399	121,278	81,903
Expenses from services and commissions	(58,854)	0	0
Other revenue	46,671	49,798	47,393
Revenues	188,381	173,159	130,553
Impairment losses on financial assets	0	0	0
Administrative expenses	9,554	47,679	11,476
Personal expense	(23,479)	(18,945)	(8,278)
Tax expense other than income tax expense	(20,910)	(15,723)	(13,548)
Depreciation and amortization	(1,756)	(1,045)	(616)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	0	0	0
Profit before income tax	132,682	89,767	96,635
Tax expense (income)	41,618	30,380	31,473
Profit (loss)	91,064	59,387	65,162
Total assets	339,776	211,213	148,411
Total liabilities	148,221	96,198	93,001
Total shareholders equity	191,555	115,015	55,410
Marketplace Segment
Disclosure of operating segments [line items]
Interest income	82,275	39,075	11
Interest expense	0	0	0
Income from securities and derivatives	33,435	34,461	17,313
Net interest income and income from securities, derivatives and foreign exchange	115,710	73,536	17,324
Net revenues from services and commissions	178,720	155,537	291,953
Expenses from services and commissions	(10,685)	(4)	(4)
Other revenue	38,356	25,511	58,082
Revenues	322,101	254,580	367,355
Impairment losses on financial assets	0	(6,013)	0
Administrative expenses	55,767	59,662	61,922
Personal expense	(49,825)	(37,611)	(19,087)
Tax expense other than income tax expense	(56,193)	(35,137)	(20,082)
Depreciation and amortization	(9,750)	(9,095)	(4,615)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	0	0	0
Profit before income tax	150,566	107,062	261,649
Tax expense (income)	89,541	52,623	56,369
Profit (loss)	61,025	54,439	205,280
Total assets	566,010	337,810	490,752
Total liabilities	558,571	141,600	183,568
Total shareholders equity	7,439	196,210	307,184
Consolidated
Disclosure of operating segments [line items]
Interest income	5,139,213	4,549,827	2,802,658
Interest expense	(3,311,638)	(2,887,573)	(1,972,850)
Income from securities and derivatives	2,629,169	1,634,543	1,605,401
Net interest income and income from securities, derivatives and foreign exchange	4,456,744	3,296,797	2,435,209
Net revenues from services and commissions	1,753,280	1,304,382	968,039
Expenses from services and commissions	(143,430)	(135,582)	(129,233)
Other revenue	333,571	286,979	288,682
Revenues	6,400,165	4,752,576	3,562,697
Impairment losses on financial assets	(1,799,452)	(1,541,584)	(1,083,237)
Administrative expenses	1,769,055	1,461,348	1,494,484
Personal expense	(937,761)	(790,739)	(733,605)
Tax expense other than income tax expense	(477,037)	(326,584)	(248,588)
Depreciation and amortization	(208,829)	(160,440)	(163,972)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(2,480)	(32,040)	(17,384)
Profit before income tax	1,205,550	439,841	(178,573)
Tax expense (income)	232,709	87,581	(164,494)
Profit (loss)	972,841	352,260	(14,079)
Total assets	76,458,430	60,351,797	46,343,100
Total liabilities	67,386,123	52,755,106	39,253,996
Total shareholders equity	9,072,307	7,596,691	7,089,104
Others
Disclosure of operating segments [line items]
Interest income	66,397	7,093	96,533
Interest expense	(5,769)	(13,649)	(71,042)
Income from securities and derivatives	48,937	2,391	68,987
Net interest income and income from securities, derivatives and foreign exchange	109,565	(4,165)	94,478
Net revenues from services and commissions	35,579	7,448	8,969
Expenses from services and commissions	(10)	(24)	(6,927)
Other revenue	209,846	5,241	12,078
Revenues	354,980	8,500	108,598
Impairment losses on financial assets	(1,721)	(1,274)	(554)
Administrative expenses	32,256	18,034	15,179
Personal expense	(77,106)	(21,872)	(5,593)
Tax expense other than income tax expense	(75,557)	(13,778)	0
Depreciation and amortization	(310)	(201)	(121)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	0	0	0
Profit before income tax	168,030	(46,659)	87,151
Tax expense (income)	(6,943)	674	(20,077)
Profit (loss)	174,973	(47,333)	107,228
Total assets	2,240,421	96,447	22,199,379
Total liabilities	829,357	(19,167)	159,782
Total shareholders equity	1,411,064	115,614	22,039,597
Eliminations
Disclosure of operating segments [line items]
Interest income	(6,838)	(15,218)	(16,764)
Interest expense	66,888	25,504	18,631
Income from securities and derivatives	(60,974)	(10,286)	(142,790)
Net interest income and income from securities, derivatives and foreign exchange	(924)	0	(140,923)
Net revenues from services and commissions	(29,421)	0	(1,572)
Expenses from services and commissions	0	0	1,572
Other revenue	(337,334)	(180,010)	(255,621)
Revenues	(367,679)	(180,010)	(396,544)
Impairment losses on financial assets	0	0	0
Administrative expenses	(8,516)	0	0
Personal expense	20,907	0	0
Tax expense other than income tax expense	0	0	0
Depreciation and amortization	0	0	0
Share of the profit or loss of associates and joint ventures accounted for using the equity method	0	0	0
Profit before income tax	(338,256)	(180,010)	(396,544)
Tax expense (income)	0	0	0
Profit (loss)	(338,256)	(180,010)	(396,544)
Total assets	(2,711,755)	(966,411)	(23,433,769)
Total liabilities	(1,910,458)	(292,059)	(916,064)
Total shareholders equity	R$ (801,297)	R$ (674,352)	R$ (22,517,705)